Business Combinations, Absolute Analysis Inc. (Details) $ in Thousands	12 Months Ended
	Aug. 31, 2018 USD ($) yr	Aug. 31, 2017 USD ($)	Oct. 31, 2016 USD ($) shares	Aug. 31, 2016 USD ($)
Liability assumed [Abstract]
Goodwill	$ 39,892	$ 35,077		$ 21,928
Absolute Analysis Inc [Member]
Business Combinations [Abstract]
Consideration paid in cash			$ 5,000
Consideration paid in subordinate voting shares			3,490
Assets acquired [Abstract]
Core technology			4,130
Other assets			236
Total assets acquired			4,366
Liability assumed [Abstract]
Deferred income tax liabilities			279
Net identifiable assets acquired			4,087
Goodwill			4,403
Fair value of the total consideration transferred, net of cash acquired			$ 8,490
Absolute Analysis Inc [Member] | Bottom of Range [Member]
Liability assumed [Abstract]
Estimated useful life of acquired intangible | yr	1
Absolute Analysis Inc [Member] | Top of Range [Member]
Liability assumed [Abstract]
Estimated useful life of acquired intangible | yr	5
Absolute Analysis Inc [Member] | Subordinate Voting Shares [Member]
Business Combinations [Abstract]
Number of shares issued for acquisition (in shares) | shares			793,070